Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 37,534	$ 33,087	$ 29,321
Net unrealized holding gain (loss) on securities available for sale	10,100	9,062	(2,979)
Reclassification adjustments for net gain recognized in income	(2,161)	(1,428)	(3,352)
Tax effect	(3,166)	(3,045)	2,524
Net unrealized gain on securities available for sale	4,773	4,589	(3,807)
Change in overfunded position in pension and postretirement plans arising during the year	(1,244)	(4,753)	1,827
Tax effect	496	1,895	(727)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	(748)	(2,858)	1,100
Amortization of net actuarial loss	306	85	188
Amortization of prior service credit	(262)	(262)	(403)
Tax effect	(18)	72	85
Amortization of net actuarial loss and prior service credit on pension and postretirement plans, net of tax	26	(105)	(130)
Other comprehensive income, net of tax	4,051	1,626	(2,837)
Comprehensive income	$ 41,585	$ 34,713	$ 26,484